Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Operating activities
Profit/(loss) after tax	€ 1,313.8		€ (240.8)		€ (1,015.1)
Adjustments to reconcile profit/(loss) after tax to net cash from/(used in) operating activities
Depreciation	923.2		719.4		571.0
(Increase) in inventories	(1.7)		(0.7)		(0.3)
Tax expense/(credit) on profit/(loss)	128.7		(189.0)		(93.6)
Share-based payments	16.2		8.6		3.6
(Increase)/decrease in trade receivables	(16.2)		(24.9)		48.9
(Increase) in other assets	(482.0)		(241.4)		(3.5)
Increase/(decrease) in trade payables	31.2		284.6		(407.6)
Increase/(decrease) in accrued expenses & other liabilities	1,788.9		1,722.8		(1,318.8)
Increase/(decrease) in provisions	33.7		45.5		(21.9)
Decrease/(increase) in finance expense	4.2		(6.6)		(3.7)
Increase in finance income	10.4
Foreign exchange, fair value and hedge ineffectiveness	144.7	[1]	(146.5)	[1]	(294.1)
Income tax (paid)/refunded	(4.1)		9.5		87.1
Net cash from/(used in) operating activities	3,891.0		1,940.5		(2,448.0)
Investing activities
Capital expenditure - purchase of property, plant and equipment	(1,914.7)		(1,181.6)		(294.7)
Supplier reimbursements for property, plant and equipment	127.5		113.9		377.6
Proceeds from sale of property, plant and equipment	4.9		110.5		112.1
Decrease in restricted cash	3.2		11.4		0.3
(Increase)/decrease in financial assets: cash > 3 months	(122.1)		(468.6)		741.7
Net cash (used in)/from investing activities	(1,901.2)		(1,414.4)		937.0
Financing activities
Net proceeds from shares issued	31.7		46.8		421.0
Proceeds from borrowings			1,192.0	[2]	2,228.6
Repayments of borrowings	(1,039.4)		(1,722.3)		(950.3)
Lease liabilities paid	(46.3)		(53.0)		(76.8)
Net cash (used in)/from financing activities	(1,054.0)		(536.5)		1,622.5
Increase/(decrease) in cash and cash equivalents	935.8		(10.4)		111.5
Net foreign exchange differences	(5.5)		28.7		(27.2)
Cash and cash equivalents at beginning of year	2,669.0		2,650.7		2,566.4
Cash and cash equivalents at end of year	3,599.3		2,669.0		2,650.7
Interest income received	52.7				0.2
Interest expense paid	€ (75.0)		€ (86.6)		€ (59.2)

[1]	Includes an exceptional loss of €131m (2022: exceptional gain of €131m), attributable to the fair value measurement of jet fuel call options.
[2]	€1.2bn bond net of transaction costs.